INCOME TAXES - Effective Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit computed at federal statutory rate			$ 2,205,635	$ 6,988,538
Restricted stock award deductions limited by IRC 162(m)			2,069,993	0
Change in tax status			1,414,469	0
Effect of pass through entities and noncontrolling interests			(3,812,977)	(6,147,453)
State income taxes, net of federal tax benefit			(332,567)	174,024
Other			(76,018)	0
Valuation allowance			0	(125,166)
Provision for income taxes	$ 1,173,513	$ (656,467)	$ 1,468,535	$ 889,943